OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Percentage of total net operating revenues attributable to concentrate operations and finished product operations
The following table sets forth the percentage of total net operating revenues attributable to concentrate operations and finished product operations:

Year Ended December 31,	2024	2023	2022
Concentrate operations	59%	58%	56%
Finished product operations	41	42	44
Total	100%	100%	100%

Schedule of net revenue and property plant and equipment by geography
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2024	2023	2022
United States	$18,362	$16,550	$15,413
International	28,699	29,204	27,591
Net operating revenues	$47,061	$45,754	$43,004
The following table provides information related to our property, plant and equipment — net (in millions):

December 31,	2024	2023
United States	$4,364	$3,682
International	5,939	5,554
Property, plant and equipment — net[1]	$10,303	$9,236
[1]Property, plant and equipment — net in India represented 13% and 12% of consolidated property, plant and equipment — net as of December 31, 2024 and 2023, respectively.

Schedule of Segment Reporting Information, by Segment
Information about our Company’s operations by operating segment and Corporate is as follows (in millions):

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Bottling Investments	Corporate	Eliminations	Consolidated
Year Ended December 31, 2024
Net operating revenues:
Third party	$10,278	$6,471	$18,860	$5,127	$6,215	$110	$—	$47,061
Intersegment	680	—	9	467	8	—	(1,164)	—
Total net operating revenues	10,958	6,471	18,869	5,594	6,223	110	(1,164)	47,061
Cost of goods sold	3,083	1,099	9,595	1,689	4,251	(229)	(1,164)	18,324
Selling, general and administrative expenses	3,620	1,454	3,958	1,749	1,476	2,325	—	14,582
Other operating charges	—	126	760	—	—	3,277	—	4,163
Operating income (loss)	$4,255	$3,792	$4,556	$2,156	$496	$(5,263)	$—	$9,992
Interest income								988
Interest expense								1,656
Equity income (loss) — net								1,770
Other income (loss) — net								1,992
Income before income taxes								$13,086

Other segment information:
Capital expenditures	$222	$1	$602	$18	$734	$487	$—	$2,064
Depreciation and amortization	181	29	325	45	319	176	—	1,075

Year Ended December 31, 2023
Net operating revenues:
Third party	$10,152	$5,834	$16,965	$4,811	$7,852	$140	$—	$45,754
Intersegment	686	—	8	731	8	—	(1,433)	—
Total net operating revenues	10,838	5,834	16,973	5,542	7,860	140	(1,433)	45,754
Cost of goods sold	2,970	1,040	8,791	1,644	5,615	(107)	(1,433)	18,520
Selling, general and administrative expenses	3,545	1,358	3,522	1,806	1,667	2,074	—	13,972
Other operating charges	—	—	26	35	—	1,890	—	1,951
Operating income (loss)	$4,323	$3,436	$4,634	$2,057	$578	$(3,717)	$—	$11,311
Interest income								907
Interest expense								1,527
Equity income (loss) — net								1,691
Other income (loss) — net								570
Income before income taxes								$12,952

Other segment information:
Capital expenditures	$235	$1	$412	$23	$843	$338	$—	$1,852
Depreciation and amortization	187	48	310	50	389	144	—	1,128

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Bottling Investments	Corporate	Eliminations	Consolidated
Year Ended December 31, 2022
Net operating revenues:
Third party	$9,453	$4,921	$15,855	$4,785	$7,883	$107	$—	$43,004
Intersegment	627	—	7	734	8	—	(1,376)	—
Total net operating revenues	10,080	4,921	15,862	5,519	7,891	107	(1,376)	43,004
Cost of goods sold	2,778	872	8,697	1,440	5,664	(75)	(1,376)	18,000
Selling, general and administrative expenses	3,369	1,168	3,216	1,704	1,740	1,683	—	12,880
Other operating charges	(7)	—	19	57	—	1,146	—	1,215
Operating income (loss)	$3,940	$2,881	$3,930	$2,318	$487	$(2,647)	$—	$10,909
Interest income								449
Interest expense								882
Equity income (loss) — net								1,472
Other income (loss) — net								(262)
Income before income taxes								$11,686

Other segment information:
Capital expenditures	$229	$4	$280	$22	$697	$252	$—	$1,484
Depreciation and amortization	203	39	330	58	435	195	—	1,260